Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XIV
CIK	dei_EntityCentralIndexKey	0001077452
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2025
Prospectus Date	rr_ProspectusDate	Feb. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer Global Sustainable Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUGAX
Pioneer Global Sustainable Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUGCX
Pioneer Global Sustainable Growth Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUGYX
Pioneer Global Sustainable Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSVX
Pioneer Global Sustainable Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBVCX
Pioneer Global Sustainable Value Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSUYX
Pioneer Intrinsic Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISVX
Pioneer Intrinsic Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVCCX
Pioneer Intrinsic Value Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISYX
Pioneer Strategic Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRAX
Pioneer Strategic Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSRCX
Pioneer Strategic Income Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRKX
Pioneer Strategic Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIRX
Pioneer Strategic Income Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRYX